Contents of Significant Accounts - Financial Assets Measured at Cost, Non-Current (Detail) $ in Thousands, $ in Thousands	Jan. 01, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets measured at cost, non-current	$ 0	$ 74,847	$ 2,218,472	$ 2,760,615
Common stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets measured at cost, non-current			473,134	514,426
Preferred stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets measured at cost, non-current			1,657,388	2,152,297
Funds [Member]
Disclosure of financial assets [Line Items]
Financial assets measured at cost, non-current			$ 87,950	$ 93,892